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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /  (a)
             or fiscal year ending: 12/31/17 (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "/   /" after the item number should be
completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Adams Street Trust
    B.  File Number: 811-21171
    C.  Telephone Number: (312) 553-7980

2.  A.  Street: One North Wacker Drive, Suite 2200
    B.  City: Chicago         C. State: IL
    D.  Zip Code: 60606       Zip Ext. 2823
    E.  Foreign Country:      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?  N

4.  Is this the last filing on this form by Registrant?  N

5.  Is Registrant a small business investment company (SBIC)?  N
    [If answer is "Y" (Yes), complete only items 89-110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)  Y
    [If answer is "Y" (Yes) complete only items 111-133.]

7.  A.  Is Registrant a series or multiple portfolio company?  Y
    [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at the end
        of the period?   15


For period ending: 12/31/17
File number 811-21171

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with

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     the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR
     PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE
     SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS
     FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

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
                                                                                     Is this the
Series                                                                               last filing
Number                                Series Name                                  for this series?
------                                -----------                                  ----------------
 4     Adams Street Trust EQT III UK No. 2 Limited Partnership Series                     Y
 5     Adams Street Trust Benchmark Founders Fund IV, L.P. Series                         N
 6     Adams Street Trust The Third Cinven Fund (No. 5) Limited Partnership Series        N
 10.   Adams Street Trust Banc Fund VII, L.P. Series                                      N
 11.   Adams Street Trust The Triton Fund 1 (Nos. 1-10), L.P. Series                      N
 12.   Adams Street Trust Saints Capital V, L.P. Series                                   N
 20.   Adams Street Trust MHR Institutional Partners III, L.P. Series                     N
 24    Adams Street Trust Athena Private Equity S.A. Series                               N
 25    Adams Street Trust Saints Capital VI, L.P. Series                                  N
 26    Adams Street Trust Banc Fund VIII, L.P. Series                                     N
 27    Adams Street Trust Saints Capital Everest, L.P. Series                             N
 29    Adams Street Trust Ajax EU V-B Series                                              Y
 31    Adams Street Trust Berkshire Fund V, L.P. Series                                   Y
 33    Adams Street Trust Berkshire Fund VI, L.P. Series                                  N
 34    Adams Street Trust Berkshire Fund VII, L.P. Series                                 N
 35    Adams Street Trust Berkshire Fund V, L.P. Zinc Series                              Y
 36    Adams Street Trust Berkshire Fund VI, L.P. Zinc Series                             N
 37    Adams Street Trust Berkshire Fund V, L.P. Apple Series                             Y
 38    Adams Street Trust Berkshire Fund VI, L.P. Apple Series                            N
 39    Adams Street Trust Berkshire Fund VII, L.P. Apple Series                           N

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For period ending: 12/31/17
File number 811-21171

UNIT INVESTMENT TRUSTS

For period ending: 12/31/17
File number 811-21171

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

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
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
                                                                               Number     Total         Total
                                                                                 of       Assets        Income
                                                                               Series    ($000's    Distributions
                                                                              Investing  omitted)  ($000's omitted)
A.  U.S. Treasury direct issue                                                            $             $
                                                                               -------    ------        ------
B.  U.S Government agency                                                                 $             $
                                                                               -------    ------        ------
C.  State and municipal tax-free                                                          $             $
                                                                               -------    ------        ------
D.  Public utility debt                                                                   $             $
                                                                               -------    ------        ------
E.  Brokers or dealers debt or debt of brokers' or dealers' parent                        $             $
                                                                               -------    ------        ------
F.  All other corporate intermed. & long-term debt                                        $             $
                                                                               -------    ------        ------
G.  All other corporate short-term debt                                                   $             $
                                                                               -------    ------        ------
H.  Equity securities of brokers or dealers or parents of brokers or dealers              $             $
                                                                               -------    ------        ------
I.  Investment company equity securities                                                  $             $
                                                                               -------    ------        ------
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
J.  All other equity securities: exempt limited
      partnership interests                                     $        $
                                                       -------- -------- ------
K.  Other securities                                         15 $225,923 $2,556
                                                       -------- -------- ------
L.  Total assets of all series of registrant                 15 $225,923 $2,556
                                                       -------- -------- ------


For period ending: 12/31/17
File number 811-21171

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

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 0

133.  If the Registrant has divested itself of securities in accordance with
      Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
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      A.   Name of the issuer;

      B.   Exchange ticker symbol;

      C.   CUSIP number;

      D. Total number of shares or, for debt securities, principal amount divested;

      E.   Date(s) that the securities were divested; and

      F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.


For period ending: 12/31/17

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File number 811-21171

Signature Page

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Chicago State of: Illinois Date: January 12, 2018

Name of Registrant, Depositor, or Trustee:
Adams Street Partners, LLC

For period ending: 12/31/17
File number 811-21171

/s/ Sara Robinson Dasse
---------------------------
Sara Robinson Dasse
Partner

Witness:
/s/ Jennifer Goodman
---------------------------
Jennifer Goodman
Principal